Related party transactions (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 18, 2021	Jun. 17, 2020	Jun. 15, 2020	Jun. 09, 2020	Nov. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction, Rate									0.50%
Common stock issued for cash						$ 60,000	$ 445,000	$ 285,499	$ 285,499
Common Stock [Member]
Common stock issued for cash, shares						1,278,396	44,500,000	4,850,075	4,850,075
Common stock issued for cash						$ 1,278	$ 44,500	$ 4,850	$ 4,850
Common Stock [Member] | Consulting Services [Member]
Common stock issued for cash, shares			20,000,000				25,302,577		21,000,000	173,500,000
Common stock issued for cash			$ 106,000				$ 508,078		$ 858,900	$ 669,750
Convertible Notes Payable [Member]
Common stock issued for cash, shares				18,181,818
Common stock issued for cash				$ 60,000
Convertible Notes Payable [Member] | Common Stock [Member]
Common stock issued for cash, shares									21,690,671	174,556,025
Common stock issued for cash									$ 1,019,014	$ 703,152
Officer [Member]
Accrued Salaries, Current											$ 439,534	$ 663,100
Timothy G Dixon [Member]
Convertible notes payable										$ 60,000
Convertible notes payable interest rate										5.00%
Three Officers And One Director [Member] | Restricted Stock [Member] | Common Stock [Member]
Common stock issued for cash, shares										122,000,000
Common stock issued for cash										$ 437,400
One Officers And One Director [Member] | Restricted Stock [Member] | Common Stock [Member]
Common stock issued for cash, shares		22,500,000								29,000,000
Common stock issued for cash		$ 154,500								$ 240,000
One Officers [Member] | Restricted Stock [Member] | Common Stock [Member] | Accrued Salaries [Member]
Common stock issued for cash, shares									7,544,848
Common stock issued for cash									$ 239,800
One Officer One Director [Member] | Restricted Stock [Member] | Common Stock [Member]
Common stock issued for cash, shares	2,000,000
Common stock issued for cash	$ 94,600
Four Officer One Director [Member] | Restricted Stock [Member] | Common Stock [Member]
Common stock issued for cash, shares					7,000,000
Common stock issued for cash					$ 224,000